Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Cash, non-interest bearing	$ 4,245,477	$ 3,816,713
EBP, Investment, Plan Interest in Master Trust, Fair Value	1,311,512,712	1,170,324,448
Employer contributions	356,972	526,790
Notes from participants	16,180,252	14,951,903
Unsettled securities sales	22,450	101,177
Interest and dividends	550,331	519,842
Total receivables	17,110,005	16,099,712
Total assets	1,332,868,194	1,190,240,873
Due on unsettled securities purchases	10,032	17,886
Net assets available for benefits	$ 1,332,858,162	$ 1,190,222,987